Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Cost by Plan
The Company recognized the following share-based compensation expense in its Consolidated Statements of Operations for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Stock options	$1,774	$1,235	$1,491
Non-vested stock awards and restricted stock units	6,679	5,438	5,012
Non-elective and elective 401(k) matching contribution in stock	—	1,553	3,112
Director stock ownership plan	63	901	541
Performance stock units	3,150	1,911	840
Total share-based compensation expense	$11,666	$11,038	$10,996

Share-based Payment Arrangement, Option, Activity
Stock option activity under all plans is as follows:

	Number of Options	Weighted Average Exercise Price (per option)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding as of January 1, 2022	109,684	$165.47
Options granted	31,914	222.82
Options exercised	(11,801)	133.10
Options forfeited	(10,315)	172.41
Options outstanding as of December 31, 2022	119,482	$183.39	4.7	$(373)
Options expected to vest after December 31, 2022	54,245	$182.20	5.5	$(830)
Options exercisable as of December 31, 2022	65,237	$159.93	3.9	$455

Share-based Payment Arrangement, Option, Exercise Price Range
A summary of the Company’s outstanding stock options as of December 31, 2022 is as follows:

Range of Exercise Prices			Number of Options Outstanding	Weighted Average Remaining Contractual Term (years)	Weighted Average Exercise Price (per option)	Number of Options Exercisable	Weighted Average Exercise Price (per option)
$120.01	-	$150.00	40,781	4.5	137.28	23,262	136.64
$150.01	-	$180.00	56,834	4.6	164.63	33,833	155.35
$220.01	-	$250.00	21,867	5.2	245.10	8,142	245.49
			119,482	4.7	183.39	65,237	159.93

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	For the purposes of determining the fair value of stock option awards, the Company used a Black-Scholes option pricing model and primarily used the assumptions set forth in the table below:

	July 2022 Grant	March 2022 Grant	2021	2020	2019
Number of stock options granted	4,837	27,077	25,250	49,115	51,610
Dividend yield	0.79%	0.80%	0.85%	0.99%	1.12%
Expected volatility	40.47%	38.60%	37.33%	31.57%	26.29%
Risk-free interest rate	2.87%	2.07%	0.60%	0.36%	1.52%
Expected term (years)	4.0	4.0	4.0	4.0	4.0
The grant-date fair value of the PSUs was estimated using a Monte Carlo simulation on the grant date and using the following assumptions set forth in the table below:

	2022	CEO Grant 2021 (1)	2021	2020
Number of PSUs granted	18,462	3,775	12,103	18,485
Risk-free interest rate	2.11%	0.65%	0.29%	0.28%
Dividend yield	0.93%	0.72%	0.64%	1.13%
Expected term (years)	3.0	3.0	3.0	3.0
(1)On September 2, 2021, the Board appointed Andrew Tometich to serve as CEO and entered into an Employment Agreement, and granted an equity award consisting of a mix of time-based restricted stock and PSUs.

Share-based Payment Arrangement, Expensed and Capitalized, Amount
The fair value of these options is being amortized on a straight-line basis over the respective vesting period of each award. The compensation expense recorded on each award during the years ended December 31, 2022, 2021 and 2020, respectively, is as follows:

	2022	2021	2020
2022 Stock option awards	$783	$—	$—
2021 Stock option awards	521	429	—
2020 Stock option awards	443	516	385
2019 Stock option awards	27	234	698
2018 Stock option awards	—	56	357

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
Activity of non-vested restricted stock awards granted under the Company’s LTIP plan is shown below:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Nonvested awards, December 31, 2021	68,693	$179.26
Granted	54,433	166.07
Vested	(38,583)	175.80
Forfeited	(5,088)	184.64
Nonvested awards, December 31, 2022	79,455	$171.61

Share-based Payment Arrangement, Restricted Stock Unit, Activity
Activity of non-vested restricted stock units granted under the Company’s LTIP plan is shown below:

	Number of Units	Weighted Average Grant Date Fair Value (per unit)
Nonvested awards, December 31, 2021	10,977	$170.82
Granted	10,703	169.29
Vested	(3,009)	158.09
Forfeited	(171)	190.37
Nonvested awards, December 31, 2022	18,500	$171.83